Label	Element	Value
Aptus January Buffer ETF | SPDR S&P 500 ETF Trust, Expiration: 12/30/ 2025; Exercise Price: 6.63 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.10%
Aptus January Buffer ETF | SPDR S&P 500 ETF Trust, Expiration: 12/30/ 2025; Exercise Price: 663.04 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%
Aptus January Buffer ETF | SPDR S&P 500 ETF Trust, Expiration: 12/30/ 2025; Exercise Price: 563.58 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Aptus January Buffer ETF | SPDR S&P 500 ETF Trust, Expiration: 12/30/ 2025; Exercise Price: 686.64 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.30%)
Aptus January Buffer ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.50%
Aptus January Buffer ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.00%
Aptus January Buffer ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.50%)